Unaudited condensed consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Loss for the period	$ (52,775)	$ (4,613)
Adjustments for:
Depreciation	85,144	80,949
Impairment loss on vessels	22,454
Loss on disposal of non-current assets	572
Share of profit of associates	(928)	(558)
Financial income	(645)	(3,168)
Financial costs	84,998	92,404
Unrealized foreign exchange (gains)/losses on cash and cash equivalents		(122)
Unrealized loss on derivative financial instruments held for trading, including ineffective portion of cash flow hedges	80,254	51,882
Share-based compensation	2,992	2,587
Adjusted profit	222,066	219,361
Movements in working capital	(64,220)	(37,897)
Cash provided by operations	157,846	181,464
Interest paid	(84,998)	(82,691)
Net cash provided by operating activities	72,848	98,773
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(374,605)	(256,888)
Return of capital expenditures		5,629
Other investments		(158)
Payments for right-of-use assets	(2,738)	(232)
Dividends received from associate	900	538
Purchase of short-term investments		(54,000)
Maturity of short-term investments	4,500	35,000
Financial income received	764	2,960
Net cash used in investing activities	(371,179)	(267,151)
Cash flows from financing activities:
Proceeds from bank loans	401,911	677,680
Bank loan and bond repayments	(150,508)	(445,604)
Payment for bond repurchase at a premium	(1,937)
Payment for interest rate swaps termination	(10,811)
Proceeds from entering into interest rate swaps	10,770
Payment of loan issuance costs	(7,605)	(9,175)
Payment of equity raising costs	(15)	(894)
Proceeds from private placement	36,000
Dividends paid	(55,955)	(82,111)
Payment for cross currency swaps' ("CCS") termination	(4,051)
Purchase of treasury shares	(2,996)	(13,673)
Payments for lease liability	(5,182)	(4,770)
Net cash provided by financing activities	209,621	121,453
Effects of exchange rate changes on cash and cash equivalents	(2,123)	122
Decrease in cash and cash equivalents	(90,833)	(46,803)
Cash and cash equivalents, beginning of the period	263,747	342,594
Cash and cash equivalents, end of the period	$ 172,914	$ 295,791